Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auditor's remuneration
Fees payable for the audit of RBS Group's annual accounts	£ 3.8	£ 3.5	£ 4.0
Fees payable for the audit of RBSG plc's subsidiaries	25.7	27.5	22.9
Fees payable for audit-related assurance services	3.2	2.9	4.3
Total audit and audit-related assurance services fees	32.7	33.9	31.2
Other assurance services	1.2	1.3	1.7
Corporate finance services	0.6	0.2	0.2
Total other services	1.8	1.5	£ 1.9
Audit fees paid	16.0
Fees for review of interim financial information	1.1	1.1
Fees for reports to the regulatory	1.4	1.1
Fees for non-statutory audit opinions	0.7	0.7
Fees for the auditors as reporting accountants on debt and equity issuances	£ 0.6	£ 0.2